TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

22.TRANSACTIONS WITH RELATED PARTIES

The principal related parties with which the Group had significant transactions during the years ended December 31, 2023, 2022 and 2021 presented are as follows:

Related parties	Relationship with the Company
Pham Nhat Vuong	General Director
Vingroup JSC	Ultimate Parent
VIG	Shareholder
Asian Star Trading & Investment Pte. Ltd. (“Asian Star”)	Shareholder
VinES Energy Solutions JSC (“VinES JSC”)	Entity under common control
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology LLC”)	Entity under common control
Vincom Retail JSC	Entity under common control
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Entity under common control
VIN3S JSC	Entity under common control
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinpearl JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
VinFast Lithium Battery Pack Limited Liability Company (“VinFast Lithium Battery Pack LLC”)	Associate of Parent Company
SADO JSC	Entity under common control
Times Trading Investment and Development One Member LLC	Entity under common control
Vinbiocare Biotechnology JSC	Entity under common control
Thai Son Construction Investment JSC	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
Ecology Development and Investment Joint Stock Company (“Ecology JSC”)	Entity under common control
Suoi Hoa Urban Development and Investment Joint Stock Company (“Suoi Hoa JSC”)	Entity under common control
VinCSS Internet Security Services Joint Stock Company (“VinCSS JSC”)	Entity under common control
VinITIS Transmission Infrastructure and Information Technology Solution (“VinITIS JSC”)	Entity under common control
Vantix Technology Solutions and Services Joint Stock Company	Entity under common control
VinBigData Joint Stock Company (“VinBigData JSC”)	Entity under common control

22.TRANSACTIONS WITH RELATED PARTIES (continued)

Significant transactions with related parties during the year ended December 31, 2023, 2022 and 2021 were as follows:

		For the year ended December 31,
		2021	2022	2023	2023
Related party	Transactions	VND million	VND million	VND million	USD
Vingroup JSC	Borrowings	31,938,007	51,879,878	73,708,579	3,088,434,551
	Borrowings (converted from interest payable)	—	2,625,845	—	—
	Borrowings (converted from the Group’s consideration payable to Vingroup JSC for acquisition of Vingroup Investment)	4,693,380	—	—	—
	Interest expense	1,229,683	2,349,133	3,757,113	157,425,333
	Capital contribution by offsetting against borrowings	4,121,775	45,733,714	—	—
	Capital contribution receipt in cash	2,515,000	6,000,000	—	—
	Capital contribution by offsetting against P -notes	—	25,782,160	—	—
	Capital contribution receipt in cash	—	163,392	—	—
	Issuance of DPS2	—	13,995,359	—	—
	Cash received from selling car vouchers	—	700,150	—	—
	Payable due to the acquisition of VinFast Vietnam by VinFast Auto	25,782,160	—	—	—
	Advance to acquire shares of VinFast Vietnam	235,000	—	—	—
	Information technology service fee	9,238	18,348	23,400	980,474

22.TRANSACTIONS WITH RELATED PARTIES (continued)

		For the year ended December 31,
		2021	2022	2023	2023
Related party	Transactions	VND million	VND million	VND million	USD
Asian Star	Borrowings	—	94,920	—	—
	Capital contribution receipt in cash	—	47,569	—	—
	Sponsorship contribution – accounted for as deemed contribution	—	—	1,667,786	69,881,254
VIG	Payable due to the acquisition of VinFast Vietnam by VinFast Auto	24,208,340	—	—	—
	Consideration receivable from disposal of ICE assets which was used to offset against P-notes	—	24,208,340	—	—
	Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets	—	1,148,215	—	—
	Cash received for disposal of ICE assets (inclusive of VAT receivable)	—	2,000,000	—	—
	Capital contribution receipt in cash	5,870,619	106,168	—	—
	Advance to acquire shares of VinFast Vietnam	226,917	—	—	—
Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	—	350,000	18,980,000	795,273,611
	Capital contribution in cash	247,963	—	—	—
Vinhomes JSC	Cash received from selling car and e-scooter vouchers	3,967,140	5,345,953	937,953	39,300,804
	Sale of smart devices	—	1,933	136,773	5,730,872
	Borrowings	4,270,000	—	—	—
	Reduction of borrowings through offsetting debt	1,921,337	—	—	—
	Service fee	41,627	73,091	68,002	2,849,325
Vinpearl JSC	Borrowing	—	500,000	—	—
	Interest expenses	—	13,956	20,523	859,926
	Interest receivable	244,557	72,353	9,862	413,224
	Purchase of hospitality vouchers	165,303	56,095	160,564	6,727,730
	Purchase of other services	18,811	99,224	96,026	4,023,548
	Advance to buy voucher	—	150,000	—	—
	Hotel service expenses	121,122	99,794	43,044	1,803,570
	Sale of vehicles and spare parts	—	40,249	26,696	1,118,579
	Loan receivables	4,353,000	—	—	—
VinBigData JSC	Purchase of assets, tools	—	43,273	49,385	2,069,262

22.TRANSACTIONS WITH RELATED PARTIES (continued)

		For the year ended December 31,
		2021	2022	2023	2023
Related party	Transactions	VND million	VND million	VND million	USD
VinES JSC	Sale of battery parts and finished batteries	—	1,355,548	—	—
	Transfer of battery production facilities	—	5,061,503	85,799	3,595,031
	Processing fee	—	—	892,591	37,400,109
	Purchase of finished battery packs, tools and service	—	5,413,397	1,309,497	54,868,725
	Payment on behalf related to batteries purchase	—	7,448,574	16,813	704,475
	Purchase of raw material and spare parts	—	—	699,999	29,330,386
Vinsmart JSC	Purchase of fixed assets, tools, materials and goods	595,827	3,178,988	25,279	1,059,206
	Loan receivable	1,227,000	—	—	—
	Transfer of investments	634,406	—	—	—
	Purchase of smartphones	930,065	—	—	—
VHIZ JSC	Contractual profit sharing under business investment and cooperation contract	336,000	56,000	—	—
	Interest expense	—	1,202,202	1,574,845	65,986,969
	Payment on behalf	—	377,921	171,750	7,196,430
Vincom Retail JSC	Borrowings	295,000	3,250,000	3,540,000	148,328,166
	Interest expense	5,173	54,547	42,262	1,770,804
Vincom Retail Operation LLC	Rental showrooms and charging stations	76,666	110,077	109,551	4,590,254
	Borrowings	—	4,570,000	6,920,000	289,952,233
	Interest expense	—	55,726	117,031	4,903,670
Suoi Hoa JSC	Borrowings	—	—	685,000	28,701,919
VIN3S JSC	Purchase of information technology services and software	148,586	350,577	23,959	1,003,897
VinFast Lithium Battery Pack LLC	Purchase of assets, materials and tools	189,407	319	5,140	215,369
Vantix JSC	Purchase of services	—	6,435	24,690	1,034,526
Vinbus Ecology LLC	Revenue from sale of electric buses	480,102	847,128	170,427	7,140,996
Ecology JSC	Revenue from sale of electric buses	—	46	254,902	10,680,550
GSM JSC	Revenue from sale of vehicles	—	—	18,969,175	794,820,037
	Other revenues	—	—	9,184	384,815
	Late payment penalty interest	—	—	143,856	6,027,654
VinCSS JSC	Information technology service fee	8,505	73,421	94,196	3,946,870
VinITIS JSC	Information technology service fee	25,917	28,959	60,020	2,514,875
VinBigData JSC	Purchase of assets and tools	—	43,273	49,385	2,069,262

22.TRANSACTIONS WITH RELATED PARTIES (continued)

Terms and conditions of transactions with related parties during the years

During the year ended December 31, 2023, 2022 and 2021, the Group sold/purchased goods and rendered/purchased services to/from related parties based on negotiated prices.

The sales to and purchases from related parties are made on terms agreed among parties. Outstanding balances at the year-end are unsecured and interest free (except for loans to and borrowings from related parties which are subject to interest rate of 5.7% or 15% per annum) and settlement occurs in cash or offsetting against debts. There has been no guarantee provided or received for any related party receivables or payables.

During the years ended December 31, 2023, 2022 and 2021, the Group has not made provision for doubtful debts relating to amounts due from related parties. This assessment is undertaken each financial period through the examination of the financial position of the related parties and the market in which the related parties operate.

Capital Funding Agreement

VinFast Vietnam, a subsidiary, has entered into the non-binding Capital Funding Agreement and the related amendment with the Company’s General Director, Mr. Pham Nhat Vuong and Vingroup JSC, Asian Star, VIG (hereby called the Initial Shareholders) that provides a framework for us to receive up to VND60,000.0 billion (USD2,514.0 million), consisting of VND24,000.0 billion (USD1,005.6 million) in grants from the General Director, Mr. Pham Nhat Vuong, directly or through the Asian Star and VIG, as well as up to VND24,000.0 billion (USD1,005.6 million) in loans and up to VND12,000.0 billion (USD502.8 million) in grants from Vingroup JSC by April 2024, in amounts to be mutually agreed, at such time as required by VinFast and subject to the Company’s General Director and the Company’s Initial Shareholders having sufficient financial resources. As of December 31, 2023, Mr. Pham Nhat Vuong and Asian Star have disbursed an aggregate amount of VND20,647.8 billion (USD865.2 million) to VinFast as a free grant and Vingroup has disbursed approximately VND23,986.6 billion (USD1,005.1 million) in loans to VinFast in accordance with the Capital Funding Agreement.

Transactions with VIG JSC related to internal combustion engine (“ICE”) assets disposal in 2022

In 2022, VinFast Vietnam disposed ICE Assets to VIG. After the ICE Assets were legally transferred in June 2022, a portion of these assets was leased back until early November 2022, at which point ICE vehicle production was ceased, resulting to the disposal of ICE Assets being completed by that time, at net gain of VND13,604.2 billion. During 2022, VIG settled a portion of the consideration. For the purpose of presentation, the net gain of VND13,604.2 billion is presented net of the outstanding receivable due from VIG of VND1,642.5 billion (USD68.8 million). As a result, the net impact of VND11,961.7 billion (USD501.2 million) is recognized in the consolidated statements of shareholders’ equity as a deemed contribution arising from the disposal of the ICE assets.

22.TRANSACTIONS WITH RELATED PARTIES (continued)

Amounts due to and from related parties as of December 31, 2023 and 2022:

	As of December 31
	2022	2023	2023
	VND million	VND million	USD
Amounts due from related parties
Short-term loans, advance to and receivables from related parties.	1,978,097	3,080,663	129,081,664
Short-term loans (Note 22a)	545,400	—	—
Short-term advance to and receivables (Note 22b)	1,432,697	3,080,663	129,081,664
Long-term loans to and receivables	44,533	47,443	1,987,891
Long-term receivables	44,533	47,443	1,987,891
Total	2,022,630	3,128,106	131,069,555

Amounts due to related parties
Short-term payables to and borrowings from related parties	17,325,317	44,338,043	1,857,791,125
Short-term payables (Note 22b)	16,605,397	6,910,748	289,564,568
Short-term borrowings (Note 22a)	719,920	37,427,295	1,568,226,557
Long-term payables to related parties	21,918,710	18,151,355	760,552,879
Long-term payables (Note 22b)	14,371,365	15,765,658	660,590,715
Long-term borrowings (Note 22a)	7,547,345	2,385,697	99,962,164
Total	39,244,027	62,489,398	2,618,344,004

a)Detail of loans to and borrowings from related parties:

As of December 31, 2023:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings from related parties
Vingroup JSC	37,410,790	From 5.7% to 12%	From February 2024 to December 2024
Vinpearl Australia Pty Ltd.	16,505	7%	August 2024
Total	37,427,295
Long-term borrowings from a related party
Vingroup JSC	2,385,697	From 14.5% to 15%	August 2025 and September 2026
Total	2,385,697

22.	TRANSACTIONS WITH RELATED PARTIES (continued)

As of December 31, 2022:

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term loans to a related party
Vinpearl JSC	545,400	9%	September 2023
Total	545,400
Short-term borrowings from related parties
Vingroup JSC	325,000	9%	From August 2023 to October 2023
Vinpearl JSC	300,000	9%	August 2023
Asian Star	94,920	7.5%	June 2023
Total	719,920
Long-term borrowings from a related party
Vinpearl JSC	7,547,345	9%	February 2024 and December 2026
Total	7,547,345
b)	Detail of other balance due from and due to related parties:

As of December 31, 2023:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles	2,295,142
Ecology JSC	Receivable from sale of electric buses	275,215
VinES JSC	Receivable from disposal of assets	237,184
Vinhomes JSC	Receivable from sale of smart devices	87,735
Vinbus Ecology LLC	Receivable from sale of electric buses	75,010
VHIZ JSC	Payment on behalf and others	36,760
Others	Other advance and short-term receivables	73,617
Total		3,080,663
Short-term payables to related parties
VHIZ JSC	Payable for leaseback transaction and others	1,165,590
Vingroup JSC	Interest payables and others	1,781,633
Vinsmart JSC	Payable for purchasing of raw materials and assets	114,633
Vinhomes JSC	Car vouchers which have not been redeemed	888,801
	Other payables	1,496,378
VinES JSC	Payable for purchasing of goods and services	901,233
Vin3S JSC	Payable for purchasing of assets and services	58,408
Others	Other payables	504,072
Total		6,910,748
Long-term payables to related parties
VHIZ JSC	Payables for leaseback transaction and others	15,296,294
Vingroup JSC	Interest payables	469,364
Total		15,765,658

22.TRANSACTIONS WITH RELATED PARTIES (continued)

As of December 31, 2022:

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
VinES JSC	Receivable from disposal of assets	1,000,000
VinFast Lithium Battery Pack LLC	Receivable from disposal of assets and selling material	46,270
Vinpearl JSC	Interest receivables	133,626
	Advance for purchase of vouchers	91,944
	Other receivables	24,634
Vingroup JSC	Receivable from providing services and disposal of assets	45,676
VHIZ JSC	Payment on behalf and others	38,413
Others	Other advance and short-term receivables	52,134
Total		1,432,697
Short-term payables to related parties
VHIZ JSC	Payable relating to leaseback transaction and others	919,493
Vingroup JSC	Car vouchers which have not been redeemed	699,390
	Interest payables and others	113,883
Vinsmart JSC	Payable for purchasing of raw materials and assets	2,038,084
Vinhomes JSC	Car vouchers which have not been redeemed	3,520,132
	Other payables	84,801
VinES JSC	Payable relating to purchase of goods and services	8,816,483
Vin3S JSC	Payable relating to purchase of assets and services	104,792
Others	Other payables	308,339
Total		16,605,397
Long-term payables to related parties
VHIZ JSC	Payables relating to leaseback transaction and others	14,274,362
Vingroup JSC	Interest payables	97,003
Total		14,371,365